Balance Sheet Components - Future Amortization Expense (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2019		$ 744
Remainder of 2019	$ 696
2020	2,769	761
2021	2,762	753
2022	2,750	742
2023	2,494	485
Thereafter	5,694	1,669
Net Book Value	$ 17,165	$ 5,154	$ 166